Expense Example - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Quality Index Fund - Fidelity SAI International Quality Index Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255